STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Expenses:
Professional fees	$ 15,378	$ 28,889	$ 46,373
Office and sundry	1,604	14,497	12,590
Consulting fees	0	26,395	18,816
Transfer agent fees	2,263	2,125	1,075
Accretion expense	12,669	13,951	9,381
Oil & gas properties expense	38,069	180,481	137,329
Total operating expenses	69,983	266,338	225,564
Other income (expense):
Interest income	952	2,005	1,510
Miscellaneous income	0	0	12,620
Interest expense	(240)	(339)	(315)
Gain on disposal of properties	29,437	44,569	0
Foreign exchange gain (loss)	(7,812)	(7,964)	18,660
Change in fair value of derivative liability	24,687	8,724	207,101
Total other income (expense)	47,024	46,995	239,576
Net income (loss)	(22,959)	(219,343)	14,012
Other comprehensive income (loss)
Foreign currency translation adjustment	(738)	(1,560)	2,801
Comprehensive income (loss)	$ (23,697)	$ (220,903)	$ 16,813
Basis and diluted earnings (loss) per share (Note 3)
Basic income (loss) per common share	$ 0	$ (0.01)	$ 0
Diluted income (loss) per common share	$ 0	$ (0.01)	$ 0
Basic weighted average number of shares outstanding	20,085,119	19,322,927	16,891,966
Diluted weighted average number of shares outstanding	20,085,119	19,322,927	16,891,966